                                                 Annual Report o August 31, 1998



[Logo]

                       Cash Reserves





                                                                   MONEY MARKETS









              ---------------------------------------------------------
                              INVESTMENT PRODUCTS:
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              ---------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                      1
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Portfolio Environment and Outlook                               2
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Fund Facts                                                      3
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Fund Performance                                                4
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CITIFUNDS CASH RESERVES

Statement of Assets and Liabilities                             5
-----------------------------------------------------------------
Statement of Operations                                         6
-----------------------------------------------------------------
Statement of Changes in Net Assets                              7
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Financial Highlights                                            8
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Notes to Financial Statements                                   9
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Independent Auditors' Report                                   12
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                       13
-----------------------------------------------------------------

Statement of Assets and Liabilities                            15
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Statement of Operations                                        15
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Statement of Changes in Net Assets                             16
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Financial Highlights                                           16
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Notes to Financial Statements                                  17
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Independent Auditors' Report                                   19
-----------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   The 12-month period ended August 31, 1998 saw a continuation of the positive economic and market conditions that have prevailed over the past three years. Late in the period, however, heightened volatility caused the stock market to retrace some of its gains.

   Such volatility suggests that money market securities may once again be poised to demonstrate their true value as relatively safer investments where investors seek to protect their principal and earn interest. In our view, CitiFundsSM Cash Reserves can play a valuable role in investors' diversified investment portfolios.

   As you have probably heard, Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998. As necessary, we will provide you with information that specifically affects the fund.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
September 21, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

YIELDS ON MONEY MARKET INSTRUMENTS ENDED THE 12-MONTH REPORTING PERIOD LOWER THAN WHERE THEY BEGAN, reflecting the general trend of short-term interest rates. That decline was interrupted, however, during the first quarter of 1998, which saw an increase in short-term interest rates amid uncertainty over the economic effects of the financial crisis in Asia. When evidence emerged early in the year that U.S. economic growth was stronger than most analysts expected, interest rates rose in anticipation of a move by the Federal Reserve Board to a more restrictive monetary policy.

   Such a move never took place, however, because of the absence of inflationary pressures. During the second and third quarters of 1998, it became clearer that the Asian crisis would, in fact, negatively affect U.S. corporate earnings and dampen U.S. economic growth. In effect, lower demand for U.S. goods from overseas markets and improved competitive positions for Asian companies constrained sales and earnings of U.S. companies. As a result, fixed-income investors became more confident that the Federal Reserve would maintain short-term interest rates at current levels, and money market yields settled back to their previous lows.

   IN THIS ECONOMIC ENVIRONMENT, WE MAINTAINED AN AVERAGE MATURITY BETWEEN 70 AND 90 DAYS for most of the period, which we consider relatively long for this portfolio. This position enabled us to capture the higher yields of longer-dated securities when short-term interest rates declined. In fact, the portfolio contained securities with maturities of as much as one year. These long maturities were balanced by securities with maturities measured in days or weeks. Combined, they helped us achieve our targeted average maturity while enabling us to capture the higher yields of longer-dated instruments.

   We also attempted to enhance the portfolio's yield by investing in those sectors of the short-term money markets that, in our opinion, provided the most attractive values. We found those values in Yankee CDs, which are certificates of deposit issued by U.S. branches of foreign banks.

   Yankee CDs offered higher yields than U.S. Treasury bills of comparable maturities. That's because the U.S. government's success in balancing its budget has required less borrowing, reducing the supply of U.S. Treasury bills. Yet, demand for U.S. Treasury bills remains high. The combination of lower supply and high demand caused yields of U.S. Treasury bills to fall faster than other types of money market securities.

   WE BELIEVE MONEY MARKET YIELDS ARE LIKELY TO REMAIN NEAR CURRENT LEVELS FOR THE REMAINDER OF THE YEAR. If economic growth continues to moderate in the fourth quarter of 1998, as we expect, the Federal Reserve Board will have little reason to raise short-term interest rates, which they might otherwise do to forestall a reacceleration of inflation. In our opinion, the opposite is the more likely scenario: if the economy continues to slow, the Federal Reserve Board may eventually reduce short-term interest rates modestly in order to provide an economic stimulus.

   In the meantime, we will continue to manage the Portfolio's average maturity and sector concentrations according to our near-term outlook for interest rates and the U.S. economy. In our view, this approach will help CitiFunds Cash Reserves earn competitive returns commensurate with preservation of capital, regardless of the fluctuations of the stock and bond markets.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER, DIVIDENDS
CASH RESERVES PORTFOLIO                      Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS                   BENCHMARKS
August 31, 1984                              o Lipper Taxable Money
                                               Funds Average
NET ASSETS AS OF 8/31/98                     o IBC 1st Tier Taxable Money Market
$2,198.4 million                               Funds Average

FUND PERFORMANCE

TOTAL RETURNS
                                               ONE         FIVE        TEN
ALL PERIODS ENDED AUGUST 31, 1998              YEAR       YEARS*     YEARS*
---------------------------------------------------------------------------
CitiFunds Cash Reserves                       5.17%       4.77%       5.40%
Lipper Taxable Money Funds Average            4.93%       4.62%       5.30%

* Average Annual Total Return

7-DAY YIELDS
Annualized Current        5.01%
Effective                 5.13%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the Fund than does the total return.

IMPORTANT TAX INFORMATION -- For the fiscal year ended August 31, 1998, the Fund paid $0.05050 per share to shareholders from net investment income. For such period 1.5% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CASH RESERVES
VS. IBC 1ST TIER TAXABLE MONEY FUNDS AVERAGE

As illustrated, CitiFunds Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund Report(TM), for the one-year period.

                        IBC 1st Tier
                          Taxable                  CitiFunds
                   Money Market Funds Avg.       Cash Reserves
                   -----------------------       -------------
9/2/97                       4.95%                   5.15%
9/9/97                       4.92%                   5.06%
9/16/97                      4.94%                   5.07%
9/23/97                      4.93%                   5.04%
9/30/97                      4.95%                   5.09%
10/7/97                      4.92%                   5.05%
10/14/97                     4.90%                   5.02%
10/21/97                     4.92%                   5.06%
10/28/97                     4.93%                   5.09%
11/4/97                      4.95%                   5.11%
11/11/97                     4.93%                   5.08%
11/18/97                     4.95%                   5.07%
11/25/97                     4.96%                   5.07%
12/2/97                      5.00%                   5.11%
12/9/97                      5.00%                   5.05%
12/16/97                     5.03%                   5.09%
12/23/97                     5.06%                   5.15%
12/30/97                     5.07%                   5.05%
1/6/98                       5.12%                   5.21%
1/13/98                      5.03%                   5.04%
1/20/98                      5.02%                   5.05%
1/27/98                      4.99%                   5.03%
2/3/98                       4.99%                   5.07%
2/10/98                      4.96%                   5.00%
2/17/98                      4.95%                   5.04%
2/24/98                      4.94%                   5.03%
3/3/98                       4.96%                   5.07%
3/10/98                      4.93%                   5.00%
3/17/98                      4.92%                   5.02%
3/24/98                      4.92%                   4.99%
3/31/98                      4.93%                   5.05%
4/7/98                       4.92%                   5.02%
4/14/98                      4.92%                   5.02%
4/21/98                      4.92%                   4.99%
4/28/98                      4.90%                   4.99%
5/5/98                       4.90%                   4.97%
5/12/98                      4.90%                   4.93%
5/19/98                      4.92%                   5.03%
5/26/98                      4.90%                   4.98%
6/2/98                       4.92%                   5.05%
6/9/98                       4.91%                   4.98%
6/16/98                      4.92%                   5.02%
6/23/98                      4.91%                   4.99%
6/30/98                      4.94%                   5.05%
7/7/98                       4.91%                   5.12%
7/14/98                      4.91%                   4.98%
7/21/98                      4.91%                   5.00%
7/28/98                      4.92%                   5.00%
8/4/98                       4.92%                   5.03%
8/11/98                      4.91%                   4.98%
8/18/98                      4.92%                   5.02%
8/25/98                      4.91%                   4.99%
9/1/98                       4.92%                   5.02%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $2,206,820,438
Receivable for shares of beneficial interest sold                        432,610
--------------------------------------------------------------------------------
 Total assets                                                      2,207,253,048
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      7,170,940
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)        466,578
Payable for shares of beneficial interest repurchased                    379,271
Accrued expenses and other liabilities                                   793,117
--------------------------------------------------------------------------------
 Total liabilities                                                     8,809,906
--------------------------------------------------------------------------------
NET ASSETS for 2,198,443,142 shares of beneficial interest
 outstanding                                                      $2,198,443,142
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,198,443,142
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                 $115,710,930
Allocated expenses from Cash Reserves Portfolio       (2,012,762)
--------------------------------------------------------------------------------
                                                                    $113,698,168
EXPENSES:
Administrative fees (Note 3A)                          7,036,451
Shareholder Servicing Agents' fees (Note 3B)           5,026,036
Distribution fees (Note 4)                             2,010,415
Registration fees                                         98,455
Shareholder reports                                       50,900
Trustees' fees                                            24,056
Custody and fund accounting fees                          20,878
Transfer agent fees                                       11,832
Audit fees                                                11,400
Legal fees                                                10,894
Miscellaneous                                             23,710
----------------------------------------------------------------
 Total expenses                                       14,325,027
Less aggregate amount waived by Administrator
 and Distributor (Note 3A and 4)                      (2,245,264)
--------------------------------------------------------------------------------
 Net expenses                                                         12,079,763
--------------------------------------------------------------------------------
Net investment income                                               $101,618,405
================================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED AUGUST 31,
                                               ---------------------------------
                                                    1998             1997
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2)                      $  101,618,405    $   80,597,018
===============================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE
 (Note 5):
Proceeds from sale of shares                   $2,136,332,396    $1,774,468,339
Net asset value of shares issued to
 shareholders from reinvestment of
 dividends                                         19,303,676        16,289,796
Cost of shares repurchased                     (1,784,373,626)   (1,431,754,345)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        371,262,446       359,003,790
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,827,180,696     1,468,176,906
-------------------------------------------------------------------------------
End of period                                  $2,198,443,142    $1,827,180,696
===============================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------------
                                                  1998            1997            1996           1995          1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $1.00000        $1.00000        $1.00000      $1.00000      $1.00000
Net investment income                             0.05050         0.04940         0.05039       0.05174       0.03137
Less dividends from net investment income        (0.05050)       (0.04940)       (0.05039)     (0.05174)     (0.03137)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $1.00000        $1.00000        $1.00000      $1.00000      $1.00000
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
 end of period (000's omitted)                 $2,198,443      $1,827,181      $1,468,177      $931,886      $445,600
Ratio of expenses to average net assets+            0.70%           0.70%           0.69%         0.69%         0.69%
Ratio of net investment income
 to average net assets+                             5.05%           4.96%           5.02%         5.17%         3.12%
Total return                                        5.17%           5.05%           5.16%         5.30%         3.18%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                  $0.04814        $0.04697        $0.04766      $0.04895      $0.02840
RATIOS:
Expenses to average net assets+                     0.94%           0.95%           0.96%         0.97%         0.99%
Net investment income
 to average net assets+                             4.81%           4.71%           4.75%         4.89%         2.82%
=====================================================================================================================
+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. Effective January 2, 1998 the Landmark Cash Reserves changed its name to CitiFunds Cash Reserves. The Trust also changed its name from Landmark Funds III to CitiFunds Trust III. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. CFBDS, Inc. ("CFBDS", formerly The Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

   Citibank is a wholly-owned subsidiary of Citicorp, Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

   The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (25.1% at August 31, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1998, Management agreed to voluntarily limit Fund expenses to 0.70%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $7,036,451 of which $1,497,674 was voluntarily waived, for the year ended August 31, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $5,026,036, for the year ended August 31, 1998.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $2,010,415 of which $747,590 was voluntarily waived, for the year ended August 31, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,321,817,618 and $1,063,057,453, respectively, for the year ended August 31, 1998.

CITIFUNDS CASH RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS TRUST III (THE TRUST) AND THE SHAREHOLDERS OF CITIFUNDS CASH RESERVES:

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Cash Reserves (the "Fund"), a series of CitiFunds Trust III, at August 31, 1998 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 6, 1998

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1998

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 11.0%
--------------------------------------------------------------------------------
Sigma Finance Corp.*
  5.64% due 8/27/99                         $197,000              $  196,990,868
Steers*
  5.641% due 10/15/98                        160,000                 160,000,000
  5.652% due 11/10/98                        191,000                 190,992,928
  5.648% due 3/25/99                          78,069                  78,069,058
Strategic Money Market
  Trust Receipts*
  5.656% due 3/05/99                         213,000                 213,000,000
Strats Trust*
  5.663% due 12/15/98                        130,000                 130,000,000
                                                                  --------------
                                                                     969,052,854
                                                                  --------------

BANK NOTES -- 4.8%
--------------------------------------------------------------------------------
Bank of New York
  5.50% due 2/17/99                          100,000                  99,968,885
First Union Bank
  5.49% due 9/01/99                           75,000                  75,000,000
FCC National Bank
  5.68% due 6/03/99                           50,000                  49,974,737
  5.86% due 10/02/98                         100,000                  99,995,126
Nationsbank
  5.57% due 6/25/99                          100,000                  99,960,129
                                                                  --------------
                                                                     424,898,877
                                                                  --------------

CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.8%
--------------------------------------------------------------------------------
Chase Manhattan Bank
  5.74% due 5/10/99                           57,000                  56,977,486
Morgan Guaranty
  Trust Co.
  5.55% due 2/02/99                          100,000                 100,000,000
                                                                  --------------
                                                                     156,977,486
                                                                  --------------

CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
--------------------------------------------------------------------------------
Barclays Bank
  5.58% due 12/29/98                         100,000                 100,003,242

CERTIFICATES OF DEPOSIT (YANKEE) -- 32.4%
--------------------------------------------------------------------------------
ABN Amro Bank
  5.62% due 4/14/99                           75,000                  74,977,837
Bank of Nova Scotia
  5.65% due 3/29/99                           38,000                  37,969,974
  5.59% due 8/24/99                           25,000                  24,997,654
Bank of Tokyo Mitsubishi
  5.73% due 9/08/98                          400,000                 400,000,000
Barclays Bank
  5.82% due 10/05/98                         125,000                 124,994,431
  5.53% due 2/23/99                          100,000                  99,972,398
  5.70% due 3/30/99                          100,000                  99,966,931
Bayeriche Landesbank
  5.70% due 1/07/99                           60,000                  59,991,936
  5.65% due 7/23/99                           50,000                  49,954,213
Credit Agricole Indosuez
  5.74% due 4/26/99                           75,000                  74,961,397
Credit Communal
  de Belgique
  5.62% due 3/19/99                           45,000                  44,975,420
Credit Suisse First Boston
  5.69% due 7/06/99                          100,000                 100,000,000
Deutsche Bank
  5.62% due 2/26/99                          100,000                  99,976,622
  5.65% due 3/02/99                          100,000                  99,976,103
  5.65% due 8/06/99                          100,000                  99,951,040
Rabobank Nederland
  5.60% due 3/17/99                           50,000                  49,986,831
  5.71% due 6/11/99                          100,000                  99,962,179
  5.69% due 6/30/99                           75,000                  74,990,829
  5.64% due 7/30/99                          103,000                 102,979,080
Societe Generale Bank
  5.75% due 4/06/99                          150,000                 149,960,148
  5.76% due 4/16/99                           75,000                  74,982,134
Societe Generale Bank*
  5.563% due 5/20/99                         175,800                 175,714,046
Svenska Handelsbanken
  5.75% due 5/04/99                           57,000                  56,981,681
  5.76% due 5/25/99                           75,000                  74,968,617
  5.74% due 6/01/99                           77,000                  76,960,883
Swiss Bank Corp.
  5.715% due 6/14/99                         100,000                  99,969,983
Toronto Dominion Bank
  5.71% due 6/15/99                          100,000                  99,969,868
  5.71% due 6/23/99                           85,000                  84,973,674
  5.54% due 8/18/99                          135,000                 134,898,090
                                                                  --------------
                                                                   2,849,963,999
                                                                  --------------

COMMERCIAL PAPER -- 5.0%
--------------------------------------------------------------------------------
Aspen Funding Corp.
  5.88% due 9/01/98                          140,000                 140,000,000
General Electric Capital Corp.
  5.92% due 9/01/98                          100,000                 100,000,000
  5.44% due 9/09/98                           40,000                  39,951,645
J. P. Morgan & Co., Inc.
  5.376% due 12/11/98                         25,000                  24,622,933
Newport Funding Corp.
  5.875% due 9/01/98                         140,000                 140,000,000
                                                                  --------------
                                                                     444,574,578
                                                                  --------------

CORPORATE NOTES -- 23.0%
--------------------------------------------------------------------------------
Associates Corp. of
  North America*
  5.61% due 1/04/99                          200,000                 199,959,365
  5.53% due 6/29/99                          150,000                 149,903,404
Bank One, Wisconsin*
  5.65% due 10/23/98                         100,000                  99,988,872
Bear Stearns*
  5.62% due 6/04/99                          225,000                 225,000,000
Credit Suisse*
  5.63% due 10/07/98                         200,000                 200,000,000
  5.63% due 11/09/98                         125,000                 125,000,000
J. P. Morgan & Co., Inc.*
  5.57% due 7/07/99                          210,000                 209,896,991
Key Bank National
  Association*
  5.555% due 9/28/98                         200,000                 199,989,284
  5.585% due 5/12/99                          88,000                  87,956,661
Merrill Lynch & Co., Inc.*
  5.76% due 10/05/98                         100,000                 100,013,442
PNC Bank National
  Association*
  5.60% due 10/02/98                         230,000                 229,986,663
Royal Bank of Canada*
  5.54% due 2/16/99                          200,000                 199,937,000
                                                                  --------------
                                                                   2,027,631,682
                                                                  --------------

MEDIUM TERM NOTES -- 7.7%
--------------------------------------------------------------------------------
Abbey National Treasury
  Services
  5.54% due 1/20/99                          125,000                 124,991,658
  5.525% due 1/26/99                         100,000                  99,982,606
  5.476% due 6/15/99                         100,000                  99,914,519
  5.58% due 8/25/99                          100,000                  99,961,541
Norwest Financial Inc.
  5.55% due 8/31/99                          100,000                  99,971,291
Sigma Finance Corp.
  5.94% due 11/17/98                         150,000                 150,000,000
                                                                  --------------
                                                                     674,821,615
                                                                  --------------

PROMISSORY NOTES -- 4.0%
--------------------------------------------------------------------------------
Goldman Sachs Group*
  5.699% due 11/13/98                        350,000                 350,000,000

Time Deposits -- 6.1%
--------------------------------------------------------------------------------
Dresdner Bank
  6.00% due 9/01/98                          135,084                 135,084,000
Harris Trust &
  Savings Bank
  5.938% due 9/01/98                         150,000                 150,000,000
ING Bank
  5.938% due 9/01/98                          75,000                  75,000,000
Norddeutsche Landesbank
  6.00% due 9/01/98                           76,200                  76,200,000
Westdeutsche Landesbank
  5.938% due 9/01/98                         100,000                 100,000,000
                                                                  --------------
                                                                     536,284,000
                                                                  --------------

REPURCHASE AGREEMENTS -- 2.8%
--------------------------------------------------------------------------------
First Union Bank
  Repurchase Agreement
  5.83% due 9/01/98
  (collateralized by $48,468,000
  Federal National Mortgage
  Association, Zero coupon due 12/14/98,
  valued at $48,475,849; $41,929,000,
  6.96% due 4/02/07, valued at
  $41,935,790; $46,763,000,
  5.50% due 2/25/00, valued at
  $46,770,573; $10,517,000, 6.65% due
  11/14/07, valued at $10,518,703;
  $47,285,000 Federal Home Loan Mortgage
  Association, 5.98% due 6/18/08, valued
  at $47,292,658; $31,716,000, 6.28% due
  8/19/05, valued at $31,721,136; and
  $23,322,000, 6.51% due 8/18/808,
  valued at $23,325,777)                                             250,000,000
                                                                  --------------

TOTAL INVESTMENTS AT
  AMORTIZED COST                               99.7%               8,784,208,333
OTHER ASSETS,
  LESS LIABILITIES                               0.3                  21,701,283
                                              ------              --------------
NET ASSETS                                    100.0%              $8,805,909,616
                                              ======              ==============

* Variable interest rate - subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                    $8,784,208,333
Interest receivable                                                   97,556,173
--------------------------------------------------------------------------------
 Total assets                                                      8,881,764,506
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                      75,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)                  635,623
Accrued expenses and other liabilities                                   219,267
--------------------------------------------------------------------------------
 Total liabilities                                                    75,854,890
--------------------------------------------------------------------------------
Net Assets                                                        $8,805,909,616
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $8,805,909,616
================================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $513,556,789
EXPENSES:
Investment advisory fees (Note 2A)                 $13,394,307
Administrative fees (Note 2B)                        4,464,769
Custody and fund accounting fees                     1,969,190
Audit fees                                              39,700
Trustees' fees                                          37,966
Legal fees                                              31,427
Miscellaneous                                          112,193
--------------------------------------------------------------------------------
 Total expenses                                     20,049,552
Less aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A, and 2B)      (11,119,870)
Less fees paid indirectly (Note 1E)                       (797)
--------------------------------------------------------------------------------
 Net expenses                                                          8,928,885
--------------------------------------------------------------------------------
Net investment income                                               $504,627,904
================================================================================

See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR ENDED AUGUST 31,
                                          -------------------------------------
                                                 1998                1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                     $    504,627,904     $    339,604,126
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 30,335,511,897       33,685,999,190
Value of withdrawals                       (29,691,630,125)     (30,810,390,668)
--------------------------------------------------------------------------------
Net increase in net assets from
 capital transactions                          643,881,772        2,875,608,522
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                   1,148,509,676        3,215,212,648
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          7,657,399,940        4,442,187,292
--------------------------------------------------------------------------------
End of period                             $  8,805,909,616     $  7,657,399,940
================================================================================


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------
                                                1998            1997            1996            1995            1994
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                   $8,805,910      $7,657,400      $4,442,187      $4,765,406      $2,147,361
Ratio of expenses to average net assets           0.10%           0.10%           0.10%           0.10%           0.11%
Ratio of net investment income
 to average net assets                            5.65%           5.57%           5.64%           5.88%           3.87%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                    0.22%           0.23%           0.23%           0.23%           0.24%
Net investment income to
 average net assets                               5.53%           5.44%           5.50%           5.75%           3.74%
=======================================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   Citibank is a wholly-owned subsidiary of Citicorp. Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. FEES PAID INDIRECTLY The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $13,394,307, of which $6,655,101 was voluntarily waived for the year ended August 31, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,464,769, all of which were voluntarily waived for the year ended August 31, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $346,656,360,128 and $345,459,284,002, respectively, for the year ended August 31, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1998, the commitment fee allocated to the Portfolio was $29,660. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1998 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers
Chartered Accountants

Toronto, Ontario
October 6, 1998

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                  THE CITIFUNDS FAMILY

                  LARGE CAP STOCKS
                o CitiFunds Growth & Income Portfolio
                o CitiFunds Large Cap Growth Portfolio

                  SMALL CAP STOCKS
                o CitiFunds Small Cap Growth Portfolio
                o CitiFunds Small Cap Value Portfolio

                  INTERNATIONAL STOCKS
                o CitiFunds International Growth & Income Portfolio
                o CitiFunds International Growth Portfolio

                  GROWTH WITH INCOME
                o CitiFunds Balanced Portfolio

                  BONDS
                o CitiFunds Intermediate Income Portfolio
                o CitiFunds Short-Term U.S. Government Income Portfolio
                o CitiFunds New York Tax Free Income Portfolio
                o CitiFunds California Tax Free Income Portfolio*
                o CitiFunds National Tax Free Income Portfolio

                  MONEY MARKETS
                o CitiFunds Cash Reserves
                o CitiFunds U.S. Treasury Reserves
                o CitiFunds Tax Free Reserves
                o CitiFunds New York Tax Free Reserves
                o CitiFunds California Tax Free Reserves
                o CitiFunds Connecticut Tax Free Reserves

                  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                  *Purchase Orders will be accepted beginning
                  November 2, 1998.

                  For more information contact your Service Agent or call 1-800-625-4554

                  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp  R Printed on recycled paper             CFA/RCR/898

                                 Annual Report o  August 31, 1998

[LOGO]

    U.S. Treasury Reserves

MONEY MARKETS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
               NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Letter to Our Shareholders                                                    1
 ...............................................................................
Portfolio Environment and Outlook                                             2
 ...............................................................................
Fund Facts                                                                    3
 ...............................................................................
Fund Performance                                                              4
 ...............................................................................

CITIFUNDS U.S. TREASURY RESERVES

Statement of Assets and Liabilites                                            5
 ...............................................................................
Statement of Operations                                                       5
 ...............................................................................
Statement of Changes in Net Assets                                            6
 ...............................................................................
Financial Highlights                                                          6
 ...............................................................................
Notes to Financial Statements                                                 7
 ...............................................................................
Independent Auditors' Report                                                 10
 ...............................................................................

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                     11
 ...............................................................................
Statement of Assets and Liabilities                                          12
 ...............................................................................
Statement of Operations                                                      12
 ...............................................................................
Statement of Changes in Net Assets                                           13
 ...............................................................................
Financial Highlights                                                         13
 ...............................................................................
Notes to Financial Statements                                                14
 ...............................................................................
Independent Auditors' Report                                                 16
 ...............................................................................

LETTER TO OUR SHAREHOLDERS
Dear Shareholder:

   The 12-month period ended August 31, 1998 saw a continuation of the positive economic and market conditions that have prevailed over the past three years. Late in the period, however, heightened volatility caused the stock market to retrace some of its gains.

   Such volatility suggests that money market securities may once again be poised to demonstrate their true value as relatively safer investments where investors seek to protect their principal and earn interest. In our view, CitiFundsSM U.S. Treasury Reserves can play a valuable role in investors' diversified investment portfolios.

   As you have probably heard, Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998. As necessary, we will provide you with information that specifically affects the fund.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip Coolidge

Philip W. Coolidge
President
September 21, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

YIELDS ON SHORT-TERM U.S. TREASURY SECURITIES ENDED THE 12-MONTH REPORTING PERIOD LOWER THAN WHERE THEY BEGAN, reflecting the general trend of short-term interest rates. That decline was interrupted, however, during the first quarter of 1998, which saw an increase in short-term interest rates amid uncertainty over the economic effects of the financial crisis in Asia. When evidence emerged early in the year that U.S. economic growth was stronger than most analysts expected, interest rates rose in anticipation of a move by the Federal Reserve Board to a more restrictive monetary policy.

   Such a move never took place, however, because of the absence of inflationary pressures. During the second and third quarters of 1998, it became clearer that the Asian crisis would, in fact, negatively affect U.S. corporate earnings and dampen U.S. economic growth. In effect, lower demand for U.S. goods from overseas markets and improved competitive positions for Asian companies constrained sales and earnings of U.S. companies. As a result, fixed-income investors became more confident that the Federal Reserve would maintain short-term interest rates at current levels, and yields on U.S. Treasury bills settled back to their previous lows.

IN THIS ECONOMIC ENVIRONMENT, WE MAINTAINED AN AVERAGE MATURITY NEAR THE PORTFOLIO'S 60-DAY MAXIMUM for most of the period. This position enabled us to capture modestly higher yields as short-term interest rates declined.

   We also attempted to enhance the portfolio's yield by anticipating changes in the supply of and demand for AAA-rated direct obligations of the U.S. Treasury. For example, there were times over the past year when instability overseas caused surges in demand from foreign investors. These overseas investors turned to the unparalleled credit quality of U.S. Treasury securities to protect their assets from the economic and political problems affecting their native countries. Such surges of demand tend to drive yields lower, giving us an opportunity to sell securities at relatively attractive prices. We then reinvested those funds in U.S. Treasury securities when demand abated and yields were incrementally higher.

WE BELIEVE YIELDS OF SHORT-TERM U.S. TREASURY SECURITIES ARE LIKELY TO REMAIN NEAR CURRENT LEVELS FOR THE REMAINDER OF THE YEAR. If economic growth continues to moderate in the fourth quarter of 1998, as we expect, the Federal Reserve Board will have little reason to raise short-term interest rates, which they might otherwise do to forestall a re-acceleration of inflation. In our opinion, the opposite is the more likely scenario: if the economy continues to slow, the Federal Reserve Board may eventually reduce short-term interest rates modestly in order to provide an economic stimulus.

   In the meantime, we will continue to manage the Portfolio according to the market's supply-and-demand influences and our near-term outlook for interest rates and the U.S. economy. In our view, this approach will help CitiFunds U.S. Treasury Reserves earn competitive returns commensurate with preservation of capital, regardless of the fluctuations of the stock and bond markets.

FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citibank, N.A.
                                        BENCHMARK
COMMENCEMENT OF OPERATIONS              o Lipper S&P AAA rated U.S. Treasury
May 3, 1991                               Money Funds Average

NET ASSETS AS OF 8/31/98
$319.9 million

FUND PERFORMANCE
TOTAL RETURNS

                                                                    SINCE
                                                  ONE     FIVE   MAY 3, 1991
ALL PERIODS ENDED AUGUST 31, 1998                YEAR    YEARS*   INCEPTION*
----------------------------------------------------------------------------

CitiFunds U.S. Treasury Reserves                 4.65%   4.34%      4.09%
Lipper S&P AAA rated U.S. Treasury Money
  Funds Average                                  4.91%   4.51%      4.20%(+)

 * Average Annual Total Return
(+) From 5/31/91

7-DAY YIELDS
Annualized Current         4.41%
Effective                  4.50%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION -- For the Fiscal year ended August 31, 1998 the Fund paid $0.04552 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value
  (Note 1)                                                        $321,236,570
Receivable for shares of beneficial interest sold                      141,480
------------------------------------------------------------------------------
    Total assets                                                   321,378,050
------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      601,892
Payable for shares of beneficial interest repurchased                  657,577
Payable to affiliate -- Shareholder Servicing Agents' fees
  (Note 3B)                                                             67,115
Accrued expenses and other liabilities                                 120,974
------------------------------------------------------------------------------
    Total liabilities                                                1,447,558
------------------------------------------------------------------------------
NET ASSETS for 319,930,492 shares of beneficial interest
  outstanding                                                     $319,930,492
 -----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $319,930,492
 -----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $1.00
==============================================================================

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31,1998
------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio        $16,762,634
Allocated expenses from U.S. Treasury Reserves
  Portfolio                                            (319,549)
------------------------------------------------------------------------------
                                                                   $16,443,085
EXPENSES:
Administrative fees (Note 3A)                         1,116,601
Shareholder Servicing Agents' fees (Note 3B)            797,572
Distribution fees (Note 4)                              319,029
Shareholder reports                                      20,789
Custody and fund accounting fees                         20,259
Transfer agent fees                                      13,822
Auditing fees                                            11,000
Trustee fees                                              8,217
Legal fees                                                1,247
Miscellaneous                                            10,413
------------------------------------------------------------------------------
    Total expenses                                    2,318,949
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                         (405,361)
------------------------------------------------------------------------------
    Net expenses                                                     1,913,588
------------------------------------------------------------------------------
Net investment income                                              $14,529,497
==============================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED AUGUST 31,
                                                                ------------------------------------
                                                                    1998                   1997
----------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES
Net investment income, declared as dividends
  to shareholders (Note 2)                                      $ 14,529,497           $ 15,501,437
----------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTERES
AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                    $922,659,629           $918,132,847
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                        7,216,677              7,474,185
Cost of shares repurchased                                      (970,663,177)          (882,885,646)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                            (40,786,871)            42,721,386
----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                              360,717,363            317,995,977
----------------------------------------------------------------------------------------------------
End of period                                                   $319,930,492           $360,717,363
====================================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period              $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income              0.04552     0.04547     0.04602     0.04751     0.02837
Less dividends from net
 investment income                (0.04552)   (0.04547)   (0.04602)   (0.04751)   (0.02837)
------------------------------------------------------------------------------------------
Net Asset Value, end of
 period                           $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)                         $319,930    $360,717    $317,996    $256,452    $203,400
Ratio of expenses to average net
 assets(+)                           0.70%       0.70%       0.70%       0.70%       0.70%
Ratio of net investment income to
 average net assets(+)               4.55%       4.57%       4.61%       4.77%       2.81%
Total return                         4.65%       4.64%       4.70%       4.86%       2.87%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                        $0.04292    $0.04278    $0.04313    $0.04452    $0.02514

RATIOS:
Expenses to average net assets(+)    0.96%       0.97%       1.00%       1.00%       1.02%
Net investment income to average
 net assets(+)                       4.29%       4.30%       4.32%       4.47%       2.49%
==========================================================================================

(+) Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. Effective January 2, 1998 Landmark U.S. Treasury Reserves changed its name to CitiFunds U.S. Treasury Reserves. The Trust also changed its name from Landmark Funds III to CitiFunds Trust III. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. CFBDS, Inc. ("CFBDS", formerly Landmark Funds Broker-Dealer Services, Inc.), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

   The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (35.2% at August 31, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1998, Management agreed to voluntarily limit Fund expenses to 0.70%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $1,116,601, of which $270,491 was voluntarily waived for the year ended August 31, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $797,572 for the year ended August 31, 1998.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate of 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $319,029, of which $134,870 was voluntarily waived for the year ended August 31, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $513,931,050 and $570,740,439, respectively, for the year ended August 31, 1998.

CITIFUNDS U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS U.S. TREASURY RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds U.S. Treasury Reserves, a separate series of CitiFunds Trust III (the 'Trust') (a Massachusetts business trust), as of August 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1998 and 1997, and the financial highlights of each of the years in the five-year period ended August 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds U.S. Treasury Reserves at August 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1998

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1998

                                       PRINCIPAL
                                        AMOUNT
ISSUER                               (000'S OMITTED)                VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS  --  74.3%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/03/98                            $ 19,901               $ 19,895,477
United States Treasury Bill,
  due 9/10/98                              19,118                 19,093,859
United States Treasury Bill,
  due 9/15/98                              19,000                 18,959,287
United States Treasury Bill,
  due 9/24/98                              91,432                 91,144,581
United States Treasury Bill,
  due 10/01/98                             90,040                 89,667,648
United States Treasury Bill,
  due 10/08/98                             34,082                 33,909,213
United States Treasury Bill,
  due 10/22/98                             67,321                 66,848,477
United States Treasury Bill,
  due 10/29/98                            119,779                118,830,012
United States Treasury Bill,
  due 11/19/98                            102,410                101,303,683
United States Treasury Bill,
  due 12/31/98                            119,706                117,740,347
                                                                ------------
                                                                 677,392,584
                                                                ------------

                                       PRINCIPAL
                                        AMOUNT
ISSUER                               (000'S OMITTED)                VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES  --  25.2%
--------------------------------------------------------------------------------
United States Treasury Note,
  6.00% due 9/30/98                      $139,342               $139,413,944
United States Treasury Note,
  5.63% due 11/30/98                       65,000                 65,047,670
United States Treasury Note,
  5.75% due 12/31/98                       25,000                 25,047,851
                                                                ------------
                                                                $229,509,465
                                                                ------------
TOTAL INVESTMENTS, AT AMORTIZED COST         99.5%               906,902,049
OTHER ASSETS, LESS LIABILITIES                0.5                  4,942,546
                                            --------------------------------
NET ASSETS                                  100.0%              $911,844,595
                                            ================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                            $906,902,049
Cash                                                                         784
Receivable for investment sold                                        25,646,772
Interest receivable                                                    4,692,955
--------------------------------------------------------------------------------
    Total assets                                                     937,242,560
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                      25,293,945
Payable to affiliate -- Investment Advisory fees (Note 2A)                58,487
Accrued expenses and other liabilities                                    45,533
--------------------------------------------------------------------------------
    Total liabilities                                                 25,397,965
--------------------------------------------------------------------------------
NET ASSETS                                                          $911,844,595
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $911,844,595
--------------------------------------------------------------------------------


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                          $45,072,683
EXPENSES:
Investment Advisory fees (Note 2A)                      $1,289,761
Administrative fees (Note 2B)                              429,920
Custody and fund accounting fees                           210,699
Auditing fees                                               20,100
Trustee fees                                                11,547
Legal fees                                                   4,049
Miscellaneous                                               35,489
--------------------------------------------------------------------------------
    Total expenses                                       2,001,565
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                   (1,141,331)
Less fees paid indirectly (Note 1D)                           (994)
--------------------------------------------------------------------------------
    Net expenses                                                         859,240
--------------------------------------------------------------------------------
Net investment income                                                $44,213,443
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED AUGUST 31,
                                                         --------------------------------
                                                               1998             1997
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                    $    44,213,443  $    43,903,935
-----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                1,935,301,975    1,742,310,476
Value of withdrawals                                      (1,975,581,019)  (1,646,108,001)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
  transactions                                               (40,279,044)      96,202,475
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                     3,934,399      140,106,410
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          907,910,196      767,803,786
-----------------------------------------------------------------------------------------
End of period                                            $   911,844,595  $   907,910,196
=========================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED AUGUST 31,
                                        ----------------------------------------------------
                                          1998       1997       1996       1995       1994
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's
  omitted)                              $911,845   $907,910   $767,804   $832,258   $726,569
Ratio of expenses to average net assets    0.10%      0.10%      0.10%      0.10%      0.12%
Ratio of net investment income to
  average net assets                       5.14%      5.15%      5.20%      5.36%      3.43%
Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets             0.23%      0.24%      0.25%      0.25%      0.26%
Net investment income to average net
  assets                                   5.01%      5.01%      5.05%      5.21%      3.30%
============================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

   Citibank is a wholly-owned subsidiary of Citicorp. Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,289,761, of which $711,411 was voluntarily waived for the year ended August 31, 1998.

   The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $429,920, all of which was voluntarily waived for the year ended August 31, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,644,183,016 and $7,672,254,966 respectively, for the year ended August 31, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1998, the commitment fee allocated to the Portfolio was $2,987. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended August 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1998

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

               THE CITIFUNDS FAMILY

               LARGE CAP STOCKS
               o   CitiFunds Growth & Income Portfolio
               o   CitiFunds Large Cap Growth Portfolio

               SMALL CAP STOCKS
               o   CitiFunds Small Cap Growth Portfolio
               o   CitiFunds Small Cap Value Portfolio

               INTERNATIONAL STOCKS
               o   CitiFunds International Growth & Income Portfolio
               o   CitiFunds International Growth Portfolio

               GROWTH WITH INCOME
               o   CitiFunds Balanced Portfolio

               BONDS
               o   CitiFunds Intermediate Income Portfolio
               o   CitiFunds Short-Term U.S. Government Income Portfolio
               o   CitiFunds New York Tax Free Income Portfolio
               o   CitiFunds California Tax Free Income Portfolio*
               o   CitiFunds National Tax Free Income Portfolio

               MONEY MARKETS
               o   CitiFunds Cash Reserves
               o   CitiFunds U.S. Treasury Reserves
               o   CitiFunds Tax Free Reserves
               o   CitiFunds New York Tax Free Reserves
               o   CitiFunds California Tax Free Reserves
               o   CitiFunds Connecticut Tax Free Reserves

                  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                  *Purchase orders will be accepted beginning November 2, 1998.

                  For more information contact your Service Agent or call 1-800-625-4554

                  CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp     (recycle symbol) Printed on recycled paper      CFA/RUS/898